UNITED STATES               FILE NO. 333-01973
                       SECURITIES AND EXCHANGE COMMISSION                  -----
                             WASHINGTON, D.C. 20549           FILE NO. 811-07573
                                                                           -----


                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]


         Pre-Effective Amendment No.                                       [ ]


         Post Effective Amendment No.  1                                   [X]
                                     -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]


         Amendment No.    3                                                [X]
                        ----

                                 SAGE/TSO TRUST
               --------------------------------------------------
               (Exact name of Registrant as Specified in Charter)

     7799 Leesburg Pike, Suite 900
        Falls Church, Virginia                                    22043
----------------------------------------                        ----------
(Address of Principal Executive Offices)                        (Zip Code)

Registrant's Telephone Number, including Area Code            (703) 834-1888
                                                              --------------

                             James C. Tso, President
                       Sage/Tso Investment Management L.P.
                               8027 Leesburg Pike
                             Vienna , Virginia 22182
                     (Name and Address of Agent for Service)
COPIES TO:

       Clifford J. Alexander, Esq.                 Joseph M. O'Donnell, Esq.
       Kirkpatrick & Lockhart LLP                     FPS Services, Inc.
     1800 Massachusetts Avenue, N.W.                  3200 Horizon Drive
        Washington, DC 20036-1800                King of Prussia, Pennsylvania
                                                             19406

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

    [X]         ON APRIL 30, 1997, PURSUANT TO PARAGRAPH (B).

        ----------------------------------------------------------------

Registrant has previously elected to register an indefinite number of shares of its securities under this Registration Statement pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended. Registrant will file a Notice pursuant to Rule 24f-2 within two months after the fiscal year end.
        ----------------------------------------------------------------



As filed with the U.S. Securities and Exchange Commission on  April 30, 1997

                                TABLE OF CONTENTS

                    Registration Statement of Sage/Tso Trust









     1.   Cross-Reference Sheet

     2.   America Asia Allocation Growth Fund - Part A - Prospectus

     3. America Asia Allocation Growth Fund - Part B - Statement of Additional Information

     4.   America Asia Allocation Growth Fund - Part C - Other Information

     5.   Signature Page

     6.   Index to Exhibits

                                 SAGE/TSO TRUST
                   CROSS REFERENCE SHEET PURSUANT TO RULE 481A

             FORM N-1A ITEM                          CAPTION IN PROSPECTUS
             --------------                          ---------------------

PART A   INFORMATION REQUIRED IN A PROSPECTUS
------   ------------------------------------

   1.   Cover Page                           Cover Page of Prospectus

   2.   Synopsis                             Prospectus Summary; Expense Summary

   3.   Condensed Financial Information      Financial Highlights

   4.   General Description of Registrant    Investment  Objective and Policies;
                                             Risk Factors;  Prospectus  Summary;
                                             The Trust and the Fund;  Investment
                                             Limitations;     Description     of
                                             Permitted   Investments   and  Risk
                                             Factors; General Information

  5.   Management of the Fund                Prospectus  Summary;  Management of
                                             the Fund; Distribution Plan

  5A.  Management's Discussion of Fund
       Performance                           *

  6.   Capital Stock and Other Securities    Prospectus     Summary;     General
                                             Information;  Dividends  and Taxes;
                                             Net Asset Value

  7.   Purchase of Securities Being          Prospectus Summary; How to Purchase
       Offered                               Shares; Shareholder Services

  8.   Redemption or Repurchase              Prospectus  Summary;  How to Redeem
                                             Shares

  9.   Pending Legal Proceedings             *

PART B    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
------    -------------------------------------------------------------

 10.   Cover Page                            Cover  Page  of  the  Statement  of
                                             Additional Information

 11.   Table of Contents                     Table of Contents

 12.   General Information and History       *

 13.   Investment Objectives and Policies    Investment Policies and Techniques;
                                             Investment Restrictions;  Portfolio
                                             Transactions

 14.   Management of the Fund                The Trust;  Investment Advisory and
                                             Other   Services;    Trustees   and
                                             Officers

 15.   Control Persons and Principal         Principal Shareholders
       Holders of Securities

 16.   Investment Advisory and Other         Investment   Advisory   and   Other
       Services                              Services

 17.   Brokerage Allocation and Other        Portfolio Transactions
       Practices

PART B    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
------    -------------------------------------------------------------
         (CONTINUED)

 18.   Capital Stock and Other Securities    Other Information

 19.   Purchase, Redemption and Pricing of   Purchases; Redemptions
       Securities Being Offered

 20.   Tax Status                            Taxes

 21.   Underwriters                          Underwriter

 22.   Calculation of Performance Data       Performance Information

 23.   Financial Statements                  Incorporated  by  reference  to the
                                             Semi-Annual    Report   (unaudited)
                                             dated March 31, 1997
PART C    OTHER INFORMATION
------    -----------------

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

----------
*  Item is inapplicable at this time or answer is negative.

                         SUPPLEMENT DATED APRIL 30, 1997
                              TO THE PROSPECTUS OF
                                 SAGE/TSO TRUST
--------------------------------------------------------------------------------

The following information provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

FINANCIAL HIGHLIGHTS
The following are unaudited "Financial Highlights" of the America Asia Allocation Growth Fund of Sage/Tso Trust for the period ended March 31, 1997 and are incorporated by reference into the Statement of Additional Information. The Statement of Additional Information may be obtained without charge and is incorporated by reference into the Prospectus.

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                              CLASS A SHARES                    CLASS D SHARES
                                                              --------------                    --------------
                                                              FOR THE PERIOD                    FOR THE PERIOD
                                                        DECEMBER 18, 1996 * THROUGH        OCTOBER 2, 1996* THROUGH
                                                              MARCH 31, 1997                    MARCH 31, 1997
                                                                (UNAUDITED)                       (UNAUDITED)
                                                                -----------                       -----------
NET ASSET VALUE, BEGINNING OF PERIOD ..................   $       4.75                         $       5.00
   Loss From Investment Operations
   Net investment loss ................................          (0.02)                               (0.02)
   Net gains (losses) on securities
         (both realized and unrealized) ...............          (0.22)                               (0.47)
                                                              ---------                          -----------
         Total from investment operations .............          (0.24)                               (0.49)
                                                              ---------                          -----------

NET ASSET VALUE, END OF PERIOD ........................   $       4.51                         $       4.51
                                                              =========                          ===========

TOTAL RETURN ^ ........................................          (5.05%)(1)                           (9.80%)(1)

RATIOS SUPPLEMENTAL DATA
   Net assets, end of period (in 000s) ................   $       240                                1,427
   Ratio of expenses to average net assets
     Before expense reimbursement .....................          16.09%(2)                            16.09%(2)
     After expense reimbursement ......................           2.75%(2)                             2.75%(2)
   Ratio of net investment income to average net assets
     Before expense reimbursement .....................         (14.45%)(2)                          (14.45%)(2)
     After expense reimbursement ......................          (1.11%)(2)                           (1.11%)(2)
Portfolio turnover rate ...............................          52.50%                               52.50%
Average commission rate paid ..........................   $       0.0478                       $       0.0478

*     Commencement of  investment operations.
^    Total return calculation does not reflect sales load.
(1)  Not Annualized.
(2)  Annualized.

ADMINISTRATOR, TRANSFER AGENT, FUND ACCOUNTING AGENT AND UNDERWRITER

Effective November 1, 1996, the following information supersedes all references to Fund/Plan Services, Inc., the Fund's administrator, transfer agent and fund accounting agent and Fund/Plan Broker Services, Inc., the Fund's underwriter/distributor:

1. Fund/Plan Services, Inc. changed its name to FPS Services and Fund/Plan Broker Services changed its name to FPS Broker Services, Inc.

2.   The new mailing  address for FPS  Services,  Inc. and FPS Broker  Services,
     Inc.  is:  ...........3200  Horizon  Drive  King of  Prussia,  Pennsylvania
     19406-0903

THE EFFECTIVE DATE OF THE PROSPECTUS IS NOW DEEMED TO BE APRIL 30, 1997

PART A: PROSPECTUS

Sage/Tso Prospectus dated August 1, 1996 is incorporated by reference to Pre-Effective No. 2 as filed with the U.S. Securities and Exchange Commission via EDGAR on June 26, 1996.

                                 SAGE/TSO TRUST


                       AMERICA ASIA ALLOCATION GROWTH FUND


                       STATEMENT OF ADDITIONAL INFORMATION


                                 AUGUST 1, 1996
                         AS SUPPLEMENTED APRIL 30, 1997


--------------------------------------------------------------------------------



This Statement of Additional Information dated August 1, 1996 as Supplemented April 30, 1997 is not a prospectus but should be read in conjunction with the Prospectus describing Class A Shares and Class D Shares of the America Asia Allocation Growth Fund (the "Fund") dated August 1, 1996 as Supplemented April 30, 1997. The Prospectus may be amended or supplemented from time to time. No investment in shares should be made without first reading the Prospectus. This Statement of Additional Information is intended to provide additional information regarding the activities and operations of the Fund, and should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained without charge from SAGE/TSO Investment Management L.P. (the "Adviser") at the address and telephone numbers below.



UNDERWRITER:                                                            ADVISER:

FPS Broker Services, Inc.                    SAGE/TSO Investment Management L.P.
3200 Horizon Drive                                 8027 Leesburg Pike, Suite 610
King of Prussia, Pennsylvania 19406-0903                  Vienna, Virginia 22182
(888) 289-4769 (610) 239-4500                      (888) AAA-5876 (703) 356-3720




NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                TABLE OF CONTENTS
                                                                           Page
The Trust and the Fund.........................................................

The Greater Asia Region........................................................

Investment Policies and Techniques.............................................
   American Depository Receipts................................................
   Convertible Securities......................................................
   Foreign Securities..........................................................
   Hedging and Derivatives.....................................................
   Repurchase Agreements.......................................................
   Loans of Portfolio Securities...............................................
   Illiquid Securities.........................................................
   Rule 144A Securities........................................................
   Other Investments...........................................................

Investment Restrictions........................................................

Investment Advisory and Other Services
   Investment Advisory Agreement...............................................
   Administrator...............................................................
   Underwriter.................................................................
   Distributor.................................................................

Trustees and Officers..........................................................

Principal Shareholders.........................................................

Net Asset Value................................................................

Taxes..........................................................................
   Federal Income Tax..........................................................
   Foreign Taxes...............................................................

Portfolio Transactions.........................................................

Performance Information
   In General..................................................................
   Total Return Calculation....................................................
   Yield Calculation...........................................................
   Performance and Advertisements .............................................

Other Information..............................................................
   Shareholder Liability.......................................................
   Limitations on Trustees' Liability..........................................
   Legal Counsel...............................................................
   Independent Accountants.....................................................
   Reports to Shareholders.....................................................

Financial Statements...........................................................

                             THE TRUST AND THE FUND

This Statement of Additional Information relates to America Asia Allocation Growth Fund (the "Fund"), a separate series of SAGE/TSO Trust (the "Trust"), a diversified, open-end management company established on February 9, 1996 under Delaware law as a Delaware business trust. The Trust Instrument permits the Trust to offer separate series of shares of beneficial interest. The Trust currently is comprised of one series, which offers its shares through two separate classes: Class A Shares and Class D Shares. To the extent that the Trust is a newly formed entity, it has no prior history.

                             THE GREATER ASIA REGION

The Adviser believes that the rapidly growing economies in the Greater Asia Region offer attractive opportunities for investment. The newly industrialized nations of this region are in an earlier, more dynamic growth stage of their development. The Adviser believes that the continued growth opportunities exist due to structural changes taking place throughout the region. The relaxation of trade barriers and the freer movement of capital are increasing the flow of commerce within the region and fostering economic independence. As capital investment increases, many of the Greater Asian Region countries are developing more efficient capital markets for investment.

The following countries in the Greater Asia Region are designated as emerging or less developed countries: India, The Philippines, Indonesia, Singapore, Malaysia, Taiwan, Thailand and China. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. In these countries, the Fund effectively may invest through investment funds subject to the provisions of the Investment Company Act of 1940 relating to the purchase of securities of investment companies.

The Chinese, Hong Kong and Taiwanese stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. In particular, the securities industry in China is not well developed. China has no securities laws of nationwide applicability. China governmental actions can have a significant effect on the economic conditions in the Greater Asia Region, which could adversely affect the value and liquidity of the Fund's investments. Although the Chinese Government has recently begun to institute economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed.

China and certain of the other Greater Asia Region countries do not have comprehensive systems of laws, although substantial changes have occurred in China in this regard in recent years. The bankruptcy laws pertaining to state enterprises have rarely been used and are untried in regard to an enterprise with foreign shareholders. The uncertainties faced by foreign investors in China are exacerbated by the fact that many laws, regulations and decrees of China are not publicly available, but merely circulated internally. Similar risks exist in other Greater Asia Region countries.

                       INVESTMENT POLICIES AND TECHNIQUES

The following supplements the information contained in the Prospectus for the Fund regarding the permitted investments and risk factors and the investment objective and policies of the Fund.

AMERICAN DEPOSITORY RECEIPTS
The Fund may invest in foreign securities by purchasing American Depository Receipts ("ADRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. For purposes of the Fund's investment policies, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR representing ownership of common stock will be treated as common stock. ADR facilities may be established as either "unsponsored" or "sponsored". While ADRs issued under these two types of facilities are similar in some respects, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

CONVERTIBLE SECURITIES

The Fund may invest in convertible securities. Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange such securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time, and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value, and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as is the case with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, may sell at some premium over its conversion value. At such times, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

FOREIGN SECURITIES
Investments in securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in currency exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also have higher custodial fees and sales commission than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those regarding domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign markets may be characterized by lower liquidity, greater price volatility, less regulation and higher transaction costs than U.S. markets.

HEDGING AND DERIVATIVES
-----------------------
FUTURES TRANSACTIONS
Although the Fund may engage in futures transactions for the purchase or sale for future delivery of securities, the Fund does not have the current intention of doing so in the foreseeable future. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions. The Fund may engage in futures transactions on U.S. or foreign exchanges or boards of trade. In the U.S., futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

The Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices, or interest rates, without actually buying or selling the securities underlying the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made.

With respect to options on futures contracts, when the Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract.

To the extent that market prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. Further, with respect to options on futures contracts, the Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS
The Fund may enter into futures contracts provided that such obligations represent no more than 15% of the Fund's net assets. Under the Commodity Exchange Act, the Fund may enter into futures transactions for hedging purposes without regard to the percentage of assets committed to initial margin and for other than hedging purposes provided that assets committed to initial margin do not exceed 5% of the Fund's net assets. To the extent required by law, the Fund will set aside cash and appropriate liquid assets in a segregated account to cover its obligations related to futures contracts.

FOREIGN CURRENCY HEDGING STRATEGIES -- SPECIAL CONSIDERATIONS
Although the Fund may use options and futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated, the Fund does not currently intend to use such hedging strategies in the foreseeable future. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

The value of hedging instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, the Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on other currencies, the values of which the Adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

FORWARD CURRENCY CONTRACTS
A forward currency contract involves an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into.

The Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. The Fund also may use forward currency contracts for "cross-hedging." Under this strategy, the Fund would increase its exposure to foreign currencies that the Adviser believes might rise in value relative to the U.S. dollar, or the Fund would shift its exposure to foreign currency fluctuations from one country to another.

As is the case with futures contracts, holders and writers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the contra party. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the contra party, the Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or securities in a segregated account.

The precise matching of forward currency contracts amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

LIMITATIONS ON THE USE OF FORWARD CURRENCY CONTRACTS
The Fund may enter into forward currency contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency, or (2) the Fund maintains cash, U.S. government securities or liquid, high-grade debt securities in a segregated account in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (1) above, as marked to market daily.

OPTIONS
The Fund may buy put and call options and write covered call and secured put options but has no current intention of actively engaging in such transactions. Such options may relate to particular securities, stock indices, or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

The Fund will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets, such as cash, U.S. Government securities or other liquid high grade debt obligations, in such amount held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian a diversified stock portfolio, or liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in liquid assets such as cash, U.S. Government securities and other high-grade debt obligations in a segregated account with its custodian. The Fund will write put options only if is "secured" by liquid assets maintained in a segregated account by the Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

PURCHASING CALL OPTIONS
The Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 10% of the Fund's total assets. When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions.

The Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although the Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an Exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

COVERED CALL WRITING
Although the Fund may write covered call options from time to time on such portions of its portfolio, the Fund does not have the current intention of doing so in the foreseeable future. The Fund may write covered call options, without limit, as the Adviser determines is appropriate in pursuing the Fund's investment objective. The advantage to the Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation. The Fund's obligation under a covered call option is terminated upon the expiration of the option or upon entering a closing purchase transaction. In a closing purchase transaction, the Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

PURCHASING PUT OPTIONS
Although the Fund may invest up to 10% of its total assets in the purchase of put options, the Fund does not have the current intention of doing so in the foreseeable future. The Fund will, at all times during which it holds a put option, own the security covered by such option. With regard to the writing of put options, the Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total net assets. The purchase of the put on substantially identical securities held will constitute a short sale for tax purposes, the effect of which is to create short-term capital gain on the sale of the security and to suspend running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if at the time the put was acquired, the security had not been held for more than one year.

A put option purchased by the Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. The Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold. The Fund may sell a put option purchased on individual portfolio securities. Additionally, the Fund may enter into closing sale transactions. A closing sale transaction is one in which the Fund, when it is the holder of an outstanding option, liquidate its position by selling an option of the same series as the option previously purchased.

WRITING PUT OPTIONS
Although the Fund may also write put options on a secured basis, the Fund does not have the current intention of doing so in the foreseeable future. Writing put options on a secured basis means that the Fund will maintain in a segregated account with its custodian, cash or U.S. Government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. Government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Adviser wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security.

FOREIGN CURRENCY TRANSACTIONS
Although the Fund values its assets daily in U.S. dollars, it is not required to convert its holdings of foreign currencies to U.S. dollars on a daily basis. The Fund's foreign currencies generally will be held as "foreign currency call accounts" at foreign branches of foreign or domestic banks. These accounts bear interest at negotiated rates and are payable upon relatively short demand periods. If a bank became insolvent, the Fund could suffer a loss of some or all of the amounts deposited. The Fund may convert foreign currency to U.S. dollars from time to time. Although foreign exchange dealers generally do not charge a stated commission or fee for conversion, the prices posted generally include a "spread", which is the difference between the prices at which the dealers are buying and selling foreign currencies.

REPURCHASE AGREEMENTS
The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements may be considered to be loans by the Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

The financial institutions with whom the Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Adviser. The Adviser will continue to monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price. The Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will at all times be equal to or exceed the value of the repurchase agreement.

The Fund may invest in repurchase agreements with foreign parties or a repurchase agreement based on securities denominated in foreign currencies. Legal structures in foreign countries, including bankruptcy laws, may offer less protection to investors such as the Fund. Furthermore, foreign repurchase agreements generally involve greater risks than repurchase agreements made in the United States.

LOANS OF PORTFOLIO SECURITIES
The Fund may lend portfolio securities to broker-dealers and financial institutions provided that (1) the loan is secured continuously by collateral marked-to-market daily, and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities and
(4) the aggregate market value of securities loaned by the Fund will not at any time exceed 33% of the total assets of the Fund.

Collateral will consist of U.S. government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Fund will only enter into portfolio loans after a review by the Adviser, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.

ILLIQUID SECURITIES
The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Adviser pursuant to guidelines reviewed by the Board of Trustees. The Adviser will monitor the liquidity of securities held by the Fund, and report periodically on such determinations to the Board of Trustees.

RULE 144A SECURITIES
The Fund may invest in securities that are exempt from the registration requirements of the Securities Act of 1933 pursuant to Securities Exchange Commission ("SEC") Rule 144A. Those securities, purchased pursuant to Rule 144A, are traded among qualified institutional buyers, and are subject to the Fund's limitation on illiquid investment.

Investing in securities under Rule 144A could have the effect of increasing the levels of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. The Fund will limit its investments in securities of issuers which the Fund is restricted from selling to the public without registration under the Securities Act of 1933 to no more than 10% of the Fund's net assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by the Fund's Board of Trustees.

OTHER INVESTMENTS
Subject to prior disclosure to shareholders, the Board of Trustees may, in the future, authorize the Fund to invest in securities other than those listed here and in the prospectus, provided that such investment would be consistent with the Fund's investment objective, and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

                             INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental restrictions and may not be changed without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations listed below apply only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund's total assets will not be considered a violation.

Except as set forth under "INVESTMENT OBJECTIVE AND POLICIES" and "DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS" in the Prospectus, the Fund may not:

          1. purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limit does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies;

          2. purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the

               U.S. government, its agencies or instrumentalities;

          3. issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 331/3 of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes. The Fund will not purchase securities when borrowings exceed 5% of its total assets;

          4. make loans, except through loans of securities or through repurchase agreements, provided that, for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interest therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          5. engage in the business of underwriting the securities of others, except to the extent that the Fund might be considered an underwriter under the Federal securities laws in connection with its disposition of securities;

          6. purchase or sell real estate, except that investments in securities of issuers that invest in real estate or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner; or

          7. purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts.

The following investment limitations are not fundamental and may be changed without shareholder approval:

          (i) The Fund does not currently intend to engage in short sales of securities or maintain a short position, except that the Fund may
               (a) sell short ("against the box") and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts or swap transactions.

          (ii) The Fund does not currently intend to purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts or swap transactions.

          (iii)The Fund does not currently intend to purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

          (iv) The Fund does not currently intend to invest in companies for the purpose of exercising control or management.

          (v) The Fund does not currently intend to invest in oil, gas or mineral exploration or development programs or leases, except that investment in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated by such programs or leases are not subject to this prohibition.

          (vi) The Fund does not currently intend to invest more than 5% of its net assets in warrants, including within that amount no more than 2% in warrants which are not listed on the New

               York or American Stock Exchanges, except warrants acquired as a result of its holdings of common stocks.

         (vii) The Fund does not currently intend to purchase or retain the securities of any issuer if, to the knowledge of the Fund, any officer or director of the Fund or of its investment manager owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer, and such officers and directors of the Fund or of its investment manager who own more than 1/2 of 1%, own in the aggregate more than 5% of the outstanding securities of such issuer.

        (viii) The Fund does not currently intend to invest more than 10% of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies. To comply with certain state securities restrictions, the Fund will not invest more than 5% of its total assets in securities of such issuers; however, if these restrictions are loosened, the Fund reserves the right to invest up to 10% of its total assets in securities of such issuers without advance notice to shareholders.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORY AGREEMENT
The Fund and the Adviser have entered into an investment advisory agreement (the "Investment Advisory Agreement"). The Investment Advisory Agreement provides that the Adviser shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Investment Advisory Agreement provides that if, for any fiscal year, any ratio of expenses of the Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation and other extraordinary expenses) exceeds limitations established by any state in which the shares of the Fund are registered, the Adviser will bear the amount of such excess.

If the Fund is registered in California, and to the extent that the Fund purchases securities of open-end investment companies, the Adviser will waive its advisory fee on that portion of the Fund's assets invested in such securities.

The continuance of the Investment Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Fund, or by a majority of the outstanding shares of the Fund on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Fund.


ADMINISTRATOR
FPS Services, Inc. (FPS), 3200 Horizon Drive, King of Prussia, Pennsylvania 19406-0903 (the "Administrator") provides certain administrative services to the Fund pursuant to an Administrative Services Agreement.


Under the Administrative Services Agreement, the Administrator: (1) coordinates with the Custodian and Transfer Agent and monitors the services they provide to the Fund; (2) coordinates with and monitors any other third parties furnishing services to the Fund; (3) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) prepares and, after approval by the Fund, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (6) prepares and, after approval by the Fund, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (7) reviews and submits to the officers of the Fund for their approval invoices or other requests for payment of the Fund's expenses and instructs the Custodian to issue checks in payment thereof, and (8) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement.


Pursuant to this Administrative Services Agreement, FPS receives a fee computed at the annual rate of 0.15% of the first $50 million of total average net assets, 0.10% of the next $50 million of total average net assets and 0.05% of total net assets in excess of $100 million. Pursuant to the Administrative Services Agreement, aggregate administration fees shall not be less than $67,000 for both Class A Shares and Class D Shares of the Fund.

UNDERWRITER
FPS Broker Services, Inc. ("FPSB"), 3200 Horizon Drive, King of Prussia, Pennsylvania 19406-0903, has been engaged pursuant to an agreement for the limited purpose of acting as underwriter to facilitate the registration of shares of the Fund under state securities laws and to assist in the sale of shares.

DISTRIBUTOR
FPS Broker Services, Inc. ("FPSB") also serves as the distributor pursuant to a Distribution Agreement (the "Distribution Agreement") which applies to Class A and Class D shares of the Fund.


Class A Shares and Class D Shares of the Fund are subject to separate distribution plans (the "Distribution Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Distribution Plan for Class A Shares, the Fund will pay an annual fee of 0.35% of the Fund's average daily net assets attributable to Class A Shares, to FPSB as compensation for its services. As provided in the Distribution Plan for Class D Shares, the Fund will pay an annual fee of 0.35% of the Fund's average daily net assets attributable to Class D Shares, to FPSB as compensation for its services. From this amount, FPSB may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors and broker-dealers as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Distribution Plans are characterized as compensation plans because the distribution fee will be paid to FPSB as distributor without regard to the distribution or shareholder service expenses incurred by FPSB or the amount of payments made to financial institutions and intermediaries. The Fund intends to operate the Distribution Plans in accordance with their terms and within the rules of the National Association of Securities Dealers, Inc. concerning sales charges. Pursuant to such rules, the Distributor is required to limit aggregate initial sales charges and asset-based sales charges to 6.25% of total gross sales of each class of shares.

The Distribution Plans will continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees, including a majority vote of the Rule 12b-1 trustees, cast in person at a meeting called for the purpose of voting on such continuance. The Distribution Plans may be terminated at any time, without penalty, by vote of a majority of the Rule 12b-1 trustees or by vote of the holders of a majority of the outstanding shares of the applicable class on not more than 60 days', nor less than 30 days' written notice to any other party to the Plans. The Plans may not be amended to increase materially the amounts to be spent for the services described herein without approval by the shareholders of the applicable class, and all material amendments are required to be approved by the Board of Trustees. Each Plan will automatically terminate in the event of its assignment. Pursuant to each Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred on behalf of each class of shares of the Fund. The report will include an itemization of the distribution expenses and the purpose of such expenditures.

                              TRUSTEES AND OFFICERS

Information pertaining to the Trustees and executive officers of the Fund is set forth below.

NAME AND ADDRESS              Age         POSITION         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------              ---         --------         -------------------------------------------
James C. Tso *                49        Chairman and       Private  investor;  President and  registered  investment
7799 Leesburg Pike,                     President          advisor of  Strategic  Investment  Advisors  since  1992;
Suite 900                                                  President of Capital Finance Group (1989-1992); Member of
Falls Church, VA 22043                                     the  Virginia  State  Bar  Association  since  1984;  and
                                                           Independent Consultant to Capital area firms on strategic
                                                           planning and implementation focusing on mergers,  venture
                                                           capital and corporate finance since 1981.

William L. Fang               45        Trustee            Deputy General Counsel of the Edison  Electric  Institute
6838 Camus Place                                           ("EEI") since 1996;  Various other  employment  positions
Springfield, VA 22152                                      with EEI since 1982.

Dr. Stuart S. Malawer         51        Trustee            Distinguished  Professor of Law & International Trade and
6533 Sunny Hill Court                                      Director of the Center for International  Trade Policy at
McLean, VA 22101                                           George Mason  University  (GMU);  Founder and Director of
                                                           International   Transactions   Graduate  Program  at  GMU
                                                           (1990-1995);  Limited  Partner  to  various  real  estate
                                                           partnerships   in  Maryland  and  New  York  since  1992;
                                                           Shareholder  and  President  for  Virginia  Institutional
                                                           Investors,  Ltd. since 1988;  General  Partner of Malawer
                                                           and Associates of Virginia, real estate investment, since
                                                           1980; General Partner of SMR, Co. since 1980; and General
                                                           Partner of Malawer & Associates, law firm since 1980.

Dr. John N. Paden             59        Trustee            Developer   of  a  Center  for  Asia   Pacific   Economic
9009 Ellenwood Lane                                        Cooperation at George Mason University (GMU); Clarence J.
Fairfax, VA 22030                                          Robinson Professor of International  Studies at GMU since
                                                           19XX;   Executive   committee   member  of  a  U.S.-China
                                                           scholarly exchange program since 1984.

Patricia A. Shelton           45        Trustee            President of PRAMM  Consulting  Group,  Inc., a research,
11790 Great Owl Circle                                     management consulting and marketing firm, since 1993;
Reston, VA 22094


                                                COMPENSATION TABLE
                                               TRUSTEES AND OFFICERS



                                        ESTIMATED AGGREGATE COMPENSATION           ESTIMATED TOTAL COMPENSATION FROM
                                                 FROM TRUST FOR                          TRUST AND FUND COMPLEX
NAME OF TRUSTEE                          FISCAL YEAR ENDED MAY 31, 1997                    PAID TO TRUSTEES1
---------------                          ------------------------------                    -----------------
James C. Tso *                                         $0                                         $0

William L. Fang                                        $0                                         $0

Dr. Stuart S. Malawer                                  $0                                         $0

Dr. John N. Paden                                   $2,000                                      $2,000





                         ESTIMATED AGGREGATE COMPENSATION        ESTIMATED TOTAL COMPENSATION FROM
                                  FROM TRUST FOR                       TRUST AND FUND COMPLEX
NAME OF TRUSTEE           FISCAL YEAR ENDED MAY 31, 1997                 PAID TO TRUSTEES1
---------------           ------------------------------                 -----------------
Patricia A. Shelton                   $2,000                                   $2,000

* This Trustee is considered an "Interested Person" of the Trust as defined under the 1940 Act.

1 This amount represents the estimated aggregate amount of compensation paid to the Trustees for service on the Board of Trustees for the calendar year ending December 31, 1997.

No officer or Trustee of the Trust who is also an officer or employee of the Adviser receives any compensation from the Trust for services to the Trust. The Trust pays each Trustee who is not affiliated with the Adviser a fee of $2,000 per year and reimburses each Trustee and officer for out-of-pocket expenses in connection with travel and attendance at Board meetings.


                             PRINCIPAL SHAREHOLDERS

As of April 2, 1997, the officers and Trustees of the Fund, together as a group, owned beneficially 60,423 shares (15%) of the Fund. As of April 2, 1997, the following persons owned of record or beneficially more than 5% of the outstanding voting shares of the Fund:

CLASS A

NAME & ADDRESS                       PERCENTAGE OF CLASS      PERCENTAGE OF FUND
Retirement Accounts & Co.            46.51%                   6.66%
Denver, CO

Florence R. MacDonald                11.83%                   N/A
Hagerstown, MD

Margaret A. Cavanaugh                 7.08%                   N/A
Arlington, VA

Robert J. Bues                        5.56%                   N/A
Arlington, VA

CLASS D

NAME & ADDRESS                       PERCENTAGE OF CLASS      PERCENTAGE OF FUND
Semper Trust c/o Jim C. Tso          11.55%                   9.89%
Reston, VA

Stemple Family Ltd. Partnership       8.88%                   7.60%
White Stone, VA

James & Yvonne Tso                    6.00%                   5.14%
Reston, VA

Semper Trust c/o Harry L. Stemple     5.92%                   5.07%
White Stone, VA

NAME & ADDRESS                       PERCENTAGE OF CLASS      PERCENTAGE OF FUND
Yvonne Tso                           5.92%                    5.07%
Reston, VA
==========

Semper Trust c/o George E. Fulcher   5.12%                    N/A
Annandale, VA


                                 NET ASSET VALUE

The net asset value per share is calculated separately for Class A Shares and Class D Shares of the Fund. The net asset value per share is computed by dividing the net assets attributable to a class of shares by the total number of outstanding shares for that class.

Each class of the Fund will bear, pro-rata, all of the common expenses of the Fund. The net asset value of all outstanding shares of each class will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of the class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of such shares of such classes.

Portfolio securities are valued and net asset value per share is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") which currently is 4:00 p.m. (Eastern Time), on each day the NYSE is open for trading. The NYSE is open for trading every day except Saturdays, Sundays and the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The calculation of the Fund's net asset values may not take place contemporaneously with the determination of the prices of portfolio securities held by the Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the Fund's calculation of net asset value unless the Board of Trustees deems that the particular event would materially affect the net asset value, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the Fund's shares into U.S. dollars at the prevailing market rates. The fair value of all other assets is added to the value of securities to arrive at the total assets.

                                      TAXES

The following is only a summary of certain federal tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax.

FEDERAL INCOME TAX
The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Fund intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject. In order to qualify for treatment as a RIC under the Code, the Fund generally must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RlCs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer and (iv) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RlCs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Fund will be subject to a nondeductible 4% federal excise tax to the extent that it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

Any gain or loss recognized on a sale, redemption or exchange of shares of the Fund by a non-exempt shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise generally will be treated as a short-term capital gain or loss. If shares of the Fund on which a net capital gain distribution has been received are subsequently sold, redeemed or exchanged and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.

In certain cases, the Fund will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service or (3) has not certified to the Fund that such shareholder is not subject to backup withholding.

If the Fund fails to qualify as a RIC for any taxable year, it will be subject to tax on its taxable income at regular corporate rates. In such an event, all distributions from the Fund generally would be eligible for the corporate dividend received deduction for corporate shareholders.

FOREIGN TAXES
Foreign governments may withhold taxes from dividends or interest paid with respect to foreign securities typically at a rate between 10% and 35%. Tax conversions between certain countries and the United States may reduce or eliminate such taxes. The Fund intends to elect to pass-through foreign taxes paid in order for a shareholder to take a credit or deduction if, at the close of its fiscal year, more than 50% of the Fund's total assets are invested in securities of foreign issuers.

                             PORTFOLIO TRANSACTIONS

The Fund does not have an obligation to deal with any broker/dealer or group of broker/dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Fund to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads, the Fund will not necessarily be paying the lowest spread available.

It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through brokers or dealers. However, the Adviser may place portfolio orders with qualified broker/dealers who recommend the Fund to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker/dealers.

                             PERFORMANCE INFORMATION
IN GENERAL
From time to time, the Fund may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Fund may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

From time to time, the yield and total return of the Fund may be quoted in advertisements, shareholder reports or other communications to shareholders. Performance information will be calculated for Class A Shares and Class D Shares of the Fund and will vary due to the effect of expense ratios on the performance calculations.

TOTAL RETURN CALCULATION
The Fund computes average annual total return by determining the average annual compounded rate of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                ERV = P (1 + T)n

             Where:    ERV    = ending redeemable value at the end of the period
                                covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

                       P      = hypothetical initial payment of $1,000.

                       n      = period covered by  the computation, expressed in
                                terms of years.

                       T      = average annual total return.

The Fund computes the aggregate total return by determining the aggregate compounded rate of return during specified period that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                      Aggregate Total Return = [ ERV - 1 ]
                                                 ---
                                                  P
            Where:     ERV    = ending redeemable value at the end of the period
                                covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

                       P      = hypothetical initial payment of $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

Since performance will fluctuate, performance data for the Fund should not be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

YIELD CALCULATION
Yield, in its simplest form, is the ratio of income per share derived from the Fund's investments to a current maximum offering price expressed in terms of a percentage. The yield is quoted on the basis of earnings after expenses have been deducted. The yield of the Fund is calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result. The Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                                                        6
                            YIELD =  2  [ ( a - b  + 1) - 1  ]
                                           -------
                                             cd

           Where:  a =  dividends and interest earned during the period.

                   b =  expenses accrued for the period (net of reimbursements).

                   c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                   d = maximum offering price per share on the last day of the period.

For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by the Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on any debt obligations held by the Fund is calculated by computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per capital share (variable "d" in the formula).

PERFORMANCE AND ADVERTISEMENTS
From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. ("Morningstar") which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for three, five and ten year periods. Ranks are not absolute or necessarily predictive of future performance.

The Fund may compare its performance to a wide variety of indices including the Japan, East Asia and Standard & Poor's 500 Indices.

In assessing such comparisons of yield, return or volatility, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to those of the Fund, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its figures.

Because certain of the Fund's investments are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part of the Fund's investment performance. Historical information regarding the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning the Fund.

                                OTHER INFORMATION

SHAREHOLDER LIABILITY
The Trust is an entity of the type commonly known as a "Delaware business trust". Under Delaware law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Fund were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust Instrument contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Trust Instrument provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY
The Trust Instrument provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Trust Instrument also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Trust Instrument that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Trust Instrument shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

LEGAL COUNSEL
The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-5891, counsel to the Fund, has passed upon the legality of the shares offered by the Prospectus.


INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP, 30 South Seventeenth Street, Philadelphia, PA 19103, serves as independent accountants for the Trust.

REPORTS TO SHAREHOLDERS
Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent certified public accountants. Inquiries regarding the Fund may be directed to the Adviser at (888) AAA-JTSO.


                              FINANCIAL STATEMENTS

The Fund's unaudited semi-annual financial statements, including the notes thereto, dated as of March 31, 1997, are incorporated by reference from the Fund's March 31, 1997 Semi-Annual Report to shareholders.

SAG/TSO TRUST
AMERICA ASIA ALLOCATION
GROWTH FUND
Statement of Assets and Liabilities
June 20, 1996

                        Report of Independent Accountants



To the Shareholder and Board of Trustees
Sage/Tso Trust



In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of America Asia Allocation Growth Fund (constituting Sage/Tso Trust, hereafter referred to as the "Trust") at June 20, 1996 in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Trust's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.






PRICE WATERHOUSE LLP


Thirty South Seventeenth Street
Philadelphia, PA
June 25, 1996

SAGE/TSO TRUST
AMERICA ASIA ALLOCATION
GROWTH FUND
Statement of Assets and Liabilities
June 20, 1996
--------------------------------------------------------------------------------

                                     Assets

Cash                                                             $100,000
Deferred ogranization costs                                        68,000
Deferred offering costs                                            17,000
                                                                 --------
                                                                  185,000

                                  Liabilities

Due to adviser                                                     85,000

Net assets                                                       $100,000
                                                                 ========

Net assets consist of:
     Portfolio shares of Class D (unlimited
      authorization - no par value) 20,000 outstanding shares of beneficial interest

Net asset value, offering and redemption price, Class D         $    5.00
                                                                =========

   The accompanying notes are an integral part of these financial statements.

SAGE/TSO TRUST
AMERICA ASIA ALLOCATION
GROWTH FUND
Statement of Assets and Liabilities
June 20, 1996
--------------------------------------------------------------------------------

1.   Organization

     The Trust is organized as a Delaware Business Trust under a Declaration of Trust dated February 9, 1996. The Trust is registered under the Investment Company Act of 1940, as an open-end investment company with one fund, America Asia Allocation Growth Fund (the "Fund"). The Declaration of Trust permits the Trust to offer separate classes of shares in each fund, Class A Shares and Class D Shares. The Fund has not commenced operations except those related to organizational materials and the sale of initial shares of beneficial interest to Sage/Tso Investment Management L.P.

2. Investment Advisory, Management, Distribution and Shareholder Servicing Agreements

     The trust has entered into the following service agreements:

     Under the Investment Advisory Agreement with the Trust, Sage/Tso Investment Management L.P. ("Adviser") will act as the investment adviser to the Fund. For its investment advisory services to the Trust, the Adviser will be entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 2.00% of the Fund's average daily net assets.

     Under the Administration Agreement with the Trust, Fund/Plan Services, Inc. ("Fund/Plan") will provide the Trust with overall management services. The Trust agrees to pay Fund/Plan each month an asset based fee calculated at the annual rate of .15% on the first $50 million of average net assets of the Trust; .10% on the next $50 million and .05% for those assets greater than $100 million, subject to a minimum annual fee of $55,000 for the initial class of shares and $12,000 for each additional class.

     Fund/Plan Broker Services, Inc. ("FPBS") will serve as the Fund's underwriter/distributor pursuant to Underwriting Agreement (the "Underwriting Agreement") with the Trust. The Trustees of the Trust have adopted a separate Distribution Plan for both the Trust's Class A and Class D shares pursuant to RUle 12b-1 under the 1940 Act. As provided in each plan, each class of shares will pay an annual fee up to .35% of the respective classes average daily net assets as compensation to FPBS. The Fund intends to operate the Distribution Plans in accordance with its terms and within NASD rules concerning sales charges. In addition, purchases of Class A shares are subject to a maximum sales charge of 5.00%.

     Fund/Plan has also been engaged as the transfer  agent and fund  accounting
     service   provider  for  the  Trust  under  the  "Transfer  Agent  Services
     Agreement" and "Accounting Services Agreement", respectively.

SAGE/TSO TRUST
AMERICA ASIA ALLOCATION
GROWTH FUND
Notes to Financial Statements
June 20, 1996
--------------------------------------------------------------------------------

3.   Organizational Costs, Offering Costs and Transactions with Affiliates

     Organizational costs have been capitalized by the Fund and are being amortized over 60 months commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.

     Offering costs have been capitalized by the Fund and will be amortized over twelve months commencing with operations.

     Certain officers and/or trustees of the Trust are also officers of the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser.

                                 SAGE/TSO TRUST

                                    FORM N-1A

                           PART C -- OTHER INFORMATION

Item 24.    Financial Statements and Exhibits.
            ----------------------------------

            (a)   Financial Statements.
                       Included in Part A:   Unaudited Financial Highlights dated March 31, 1997.
                       Included in Part B:   (1) Independent  Auditors Report relating to Statement of Assets and
                                             Liabilities   at  June  20,
1996.
                                             (2) Statement of Assets and Liabilities and related notes as of June
                                             20, 1996.

            (b)   Exhibits:

                  Exhibits filed pursuant to Form N-1A:

                  (1)  Trust   Instrument  is   incorporated   by  reference  to
                       Registrant's Registration Statement as filed with the Commission on March 26, 1996 ("Registration Statement").

                  (2) By-Laws are incorporated by reference to Registrant's Registration Statement.

                  (3)  Voting Trust Agreement -- None

                  (4)  All Instruments Defining the Rights of Holders -- None

                  (5) Investment Advisory Contracts -- Investment Advisory Agreement between Sage/Tso Trust and Sage/Tso Investment Management L.P. is incorporated by reference to Registrant's Registration Statement as filed with the Commission on June 26, 1996.

                  (6) Underwriting Agreement -- Underwriting Agreement between Sage/Tso Trust and Fund/Plan Broker Services, Inc. is incorporated by reference to Registrant's Registration Statement as filed with the Commission on June 26, 1996.

                  (7) Bonus, Profit Sharing, Pension or Other Similar Contracts -- None

                  (8)  Custodian Agreements --
                       (a) Custody Agreement between The Bank of New York and Sage/Tso Trust is incorporated by reference to Registrant's Registration Statement as filed with the Commission on June 26, 1996.

                       (b) Custody Administration Agreement between Sage/Tso Trust and FPS Services, Inc. is incorporated by reference to Registrant's Registration Statement as filed with the Commission on June 26, 1996.

                  (9)  (a)  Transfer Agent Services  Agreement -- Transfer Agent
                            Services Agreement between Sage/Tso Trust and FPS Services, Inc. is incorporated by reference to Registrant's Registration Statement as filed with the Commission on June 26, 1996.

                       (b) Administration Agreement -- Administration Agreement between Sage/Tso Trust and FPS Services, Inc. is incorporated by reference to Registrant's Registration Statement as filed with the Commission on June 26, 1996.

                       (c) Accounting Services Agreement -- Accounting Services Agreement between Sage/Tso Trust and FPS Services, Inc. is incorporated by reference to Registrant's Registration Statement as filed with the Commission on June 26, 1996.

                  (10) (a) Opinion and Consent of Kirkpatrick & Lockhart LLP regarding the legality of the securities being issued -- incorporated by reference to Registrant's Registration Statement as filed with the Commission on June 26, 1996.

                  (11) Consent of Independent Auditors -- Filed herewith electronically.

                  (12)      Financial Statements Omitted from Item 23. -- None

                  (13) Agreements or Understandings Made in Consideration for Providing the Initial Capital -- incorporated by reference to Registrant's Registration Statement as filed with the Commission on June 26, 1996.

                  (14)      Model Plan -- None

                  (15) (a)  Plan of  Distribution  pursuant  to Rule  12b-1 with respect to Class A Shares -- incorporated by reference to Registrant's Registration Statement as filed with the Commission on June 26, 1996.

                        (b) Plan of  Distribution  pursuant  to Rule  12b-1 with
                            respect to Class D Shares -- incorporated by reference to Registrant's Registration Statement as filed with the Commission on June 26, 1996.

                  (16)      Schedule for  Computation of Performance  Quotations
                            -- None.

                  (17)      Financial    Data   Schedule   --   Filed   herewith
                            electronically.

                  (18) Multiple Class Plan pursuant to Rule 18f-3 -- incorporated by reference to Registrant's Registration Statement as filed with the Commission on June 26, 1996.

                  (19) Trustees' Powers of Attorney -- incorporated by reference to Registrant's Registration Statement as filed with the Commission on June 26, 1996.

Item 25.    Persons Controlled by or Under Common Control with Registrant.

            None.

Item 26.    Number of Holders of Securities as of April 2, 1997.
            Class A           19
            Class D          104
            Total            123

Item 27.    Indemnification.
            ---------------
            Reference is made to Article X of the Registrant's Trust Instrument. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Trust Instrument, its ByLaws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.    Business and Other Connections of Investment Adviser.
            ----------------------------------------------------

            Sage/Tso Investment Management L.P., 8027 Leesburg Pike, Suite 610, Vienna, VA 22182 provides investment advisory services to individual and institutional investors, and as of March 31, 1997 had approximately $ 10 million in assets under management.


            For information as to any other business, vocation or employment of a substantial nature in which each Trustee or officer of the Registrant's investment adviser has been engaged for his own account or in the capacity of Trustee, officer, employee, partner or trustee, reference is made to Form ADV (File #801-40902) filed by it under the Investment Advisers Act of 1940.


Item 29.    Principal Underwriter.

            (a) FPS Broker Services, Inc. ("FPSB"), the principal underwriter for the Registrant's securities, currently acts as principal underwriter for the following entities:

                             Bjurman Funds
                             CT&T Funds
                             Farrell Alpha Strategies
                             Focus Trust, Inc.
                             The Homestate PA Growth Fund
                             IAA Trust Mutual Funds
                             Matthews International Funds
                             McM Funds
                             Polynous Trust
                             Sage\Tso Trust
                             Smith Breeden Series Fund
                             Smith Breeden Short Duration U.S. Government Fund Smith Breeden Trust
                             The Stratton Funds, Inc.
                             Stratton Growth Fund, Inc.
                             Stratton Monthly Dividend Shares, Inc.
                             The Timothy Plan
                             Trainer, Wortham First Mutual Funds

            (b) The table below sets forth certain information as to the Underwriter's Directors, Officers and Control Persons:


                                                  POSITION                           POSITION AND
            NAME AND PRINCIPAL                    AND OFFICES                        OFFICES WITH
            BUSINESS ADDRESS                      WITH UNDERWRITER                   REGISTRANT
            ----------------                      ----------------                   ----------
            Kenneth J. Kempf                      Director and                             None
            3200 Horizon Drive                    President
            King of Prussia, PA 19406-0903


            Lynne M. Cannon                       Senior Vice President                    None
            3200 Horizon Drive                    Director and Principal
            King of Prussia, PA 19406-0903



            Rocco C. Cavalieri                    Director and                             None
            3200 Horizon Drive                    Vice President
            King of Prussia, PA 19406-0903


            Gerald J. Holland                     Director and                             None
            3200 Horizon Drive                    Senior Vice President
            King of Prussia, PA 19406-0903


            Joseph M. O'Donnell, Esq.             Director and                             None
            3200 Horizon Drive                    Vice President
            King of Prussia, PA 19406-0903



            Sandra L. Adams                       Assistant Vice President                 None
            3200 Horizon Drive                    and Principal
            King of Prussia, PA 19406-0903


            Mary P. Efstration                    Secretary                                None
            3200 Horizon Drive
            King of Prussia, PA 19406-0903



            John H. Leven                         Treasurer                                None
            3200 Horizon Drive
            King of Prussia, PA 19406-0903










            Bruno DiStefano                       Principal                                None
            3200 Horizon Drive
            King of Prussia, PA 19406-0903

James W. Stratton may be considered a control person of the Underwriter due to his direct or indirect ownership of Fund/Plan Services, Inc., the parent of the Underwriter.

            (c)   Not Applicable.


Item 30.    Location of Accounts and Records.
            --------------------------------
            All records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, are maintained by the Trust's Investment Adviser, Sage/Tso Investment Management L.P., 8027 Leesburg Pike, Suite 610, Vienna,Virginia 22182, except for those maintained by the Fund's Custodian, The Bank of New York, 277 Park Avenue, New York, New York 10172 and the Trust's Administrator, Transfer Agent and Fund Accounting Services Agent, FPS Services Inc., 3200 Horizon Drive, King of Prussia, PA 19406-0903.


Item 31.    Management Services.
            -------------------
            There are no management-related service contracts not discussed in Part A or Part B.

Item 32.    Undertakings.
            ------------


            (a) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Shareholders upon request and without charge.


            (b) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director or directors when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Falls Church, and State of Virginia on the 26th day of April, 1997.

                                                    SAGE/TSO TRUST
                                         ---------------------------------------
                                                      Registrant


                                         By        /s/ James C. Tso
                                                       James C. Tso
                                                       President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Sage/Tso Trust has been signed below by the following persons in the capacities and on the date indicated.


Signature                           Capacity                             Date
---------                           --------                             ----

/s/ James C. Tso                    President, Trustee and               4/26/97
---------------------------         Principal Executive Officer
James C. Tso


/s/ William L. Fang                 Trustee, Secretary, Treasurer        4/26/97
---------------------------         and Principal Financial Officer
William L. Fang


/s/ Stuart S. Malawer               Trustee                              4/26/97
---------------------------
Stuart S. Malawer


/s/ John N. Paden                   Trustee                              4/26/97
---------------------------
John N. Paden


/s/ Patricia A. Shelton             Trustee                              4/26/97
---------------------------
Patricia A. Shelton


/s/ Joseph M. O'Donnell                                                  4/26/97
---------------------------
By Joseph M. O'Donnell, as
Attorney-in-Fact and Agent
pursuant to Power of Attorney

                                 SAGE/TSO TRUST


                         INDEX TO EXHIBITS TO FORM N-1A




Exhibit
Number

99(11)(a)     Consent of Independent Auditors
27            Financial Data Schedule